Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-Based Compensation Plans

32. STOCK-BASED COMPENSATION PLANS
A) Employee Stock Options
Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market value for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.
Options issued by the Company have associated NSRs. The NSRs, in lieu of exercising the option, gives the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus’s common shares at the time of exercise over the exercise price of the option. Alternatively, the holder may elect to exercise the option and receive a net cash payment equal to the excess of the market price received from the sale of the common shares over the exercise price of the option.
The NSRs vest and expire under the same terms and conditions as the underlying options.
Stock Options With Associated Net Settlement Rights
The weighted average unit fair value of NSRs granted during the year ended December 31, 2021, was $3.27 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	0.67%
Expected Dividend Yield	0.76%
Expected Volatility (1)	38.98%
Expected Life (years)	5.76
(1)Expected volatility has been based on historical share volatility of the Company.

The following tables summarize information related to the NSRs:

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2021	(thousands)	($)
Outstanding, Beginning of Year	30,597	18.52
Granted	6,345	8.89
Exercised	(529)	10.51
Forfeited	(66)	15.17
Expired	(9,114)	28.61
Outstanding, End of Year	27,233	13.06

	Outstanding			Exercisable
As at December 31, 2021	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
5.00 to 9.99	8,365	5.26	8.92	2,478	9.48
10.00 to 14.99	13,126	4.29	12.26	8,729	12.54
15.00 to 19.99	2,680	1.31	19.47	2,680	19.47
20.00 to 24.99	3,062	0.15	22.25	3,062	22.25
	27,233	3.83	13.06	16,949	14.94
The Arrangement on January 1, 2021, resulted in the accelerated vesting of outstanding NSRs held by non-executive employees and certain non-executive officers of the Company. In accordance with their terms, 2.7 million NSRs vested and were exercisable as a result of the accelerated vesting on January 1, 2021.
Cenovus Replacement Stock Options
In connection with the Arrangement, at the closing of the transaction on January 1, 2021, outstanding Husky stock options were replaced by Cenovus replacement stock options. Each Cenovus replacement stock option entitles the holder to acquire 0.7845 of a Cenovus common share at an exercise price per share of a Husky stock option divided by 0.7845.
In the year ended December 31, 2021, eight thousand Cenovus replacement stock options were exercised and settled for six thousand common shares (see Note 30) and 782 thousand Cenovus replacement stock options, with a weighted average exercise price of $3.64, were exercised and net settled for cash.
The following tables summarize the information related to the Cenovus replacement stock options held by Cenovus employees:

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2021	(thousands)	($)
Outstanding, Beginning of Year	—	—
Granted	18,882	15.31
Exercised	(790)	3.64
Forfeited	(3,582)	14.08
Expired	(2,254)	20.07
Outstanding, End of Year	12,256	15.21

	Outstanding			Exercisable
As at December 31, 2021	Number of Cenovus Replacement Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
3.00 to 4.99	3,602	2.68	3.54	772	3.54
5.00 to 9.99	164	3.20	6.03	34	5.95
10.00 to 14.99	58	2.67	12.66	41	12.62
15.00 to 19.99	2,896	1.77	18.43	2,012	18.47
20.00 to 24.99	5,384	0.68	21.23	5,384	21.23
25.00 to 29.99	152	1.58	27.88	152	27.88
	12,256	1.58	15.21	8,395	18.96
B) Performance Share Units
Cenovus has granted PSUs to certain employees under its Performance Share Unit Plan for Employees. PSUs are time-vested whole-share units that entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. The number of PSUs eligible to vest is determined by a multiplier that ranges from zero percent to 200 percent and is based on the Company achieving key pre-determined performance measures. PSUs vest after three years.
The Company has recorded a liability of $61 million as at December 31, 2021, (2020 – $65 million) in the Consolidated Balance Sheets for PSUs based on the market value of Cenovus’s common shares at the end of the year. PSUs are paid out upon vesting and as a result, the intrinsic value was $nil as at December 31, 2021.
The Arrangement on January 1, 2021, resulted in the accelerated vesting of outstanding PSUs held by non-executive employees and certain non-executive officers of the Company. As a result, the intrinsic value was $51 million as at December 31, 2020. In accordance with their terms, 7.1 million PSUs were settled, in cash, subsequent to December 31, 2020, based on the 30-day volume weighted average trading price prior to the date of closing.
The following table summarizes the information related to the PSUs held by Cenovus employees:

Number of Performance Share Units
For the year ended December 31, 2021	(thousands)
Outstanding, Beginning of Year	9,284
Granted	6,175
Vested and Paid Out	(8,085)
Cancelled	(261)
Units in Lieu of Dividends	50
Outstanding, End of Year	7,163
C) Restricted Share Units
Cenovus has granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs generally vest over three years.
RSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation costs over the vesting period. Fluctuations in the fair value are recognized as stock-based compensation costs in the period they occur.
The Company has recorded a liability of $53 million as at December 31, 2021, (2020 – $61 million) in the Consolidated Balance Sheets for RSUs based on the market value of Cenovus’s common shares at the end of the year.
As RSUs are paid out upon vesting and as a result, the intrinsic value of vested RSUs was $nil as at December 31, 2021. The intrinsic value was $60 million as at December 31, 2020, due to the accelerated vesting of outstanding RSUs held by employees and certain non-executive officers of the Company as a result from the Arrangement. In accordance with their terms, 8.2 million RSUs were settled in cash in 2021 based on the 30-day volume weighted average trading price prior to the date of closing.
The following table summarizes the information related to the RSUs held by Cenovus employees:

Number of Restricted Share Units
For the year ended December 31, 2021	(thousands)
Outstanding, Beginning of Year	8,430
Granted	6,435
Vested and Paid Out	(8,420)
Cancelled	(463)
Units in Lieu of Dividends	43
Outstanding, End of Year	6,025
D) Deferred Share Units
Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25 or 50 percent of their annual bonus award into DSUs. DSUs vest immediately, are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.
The Company has recorded a liability of $20 million as at December 31, 2021, (2020 – $10 million) in the Consolidated Balance Sheets for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant. In connection with the Arrangement, the termination of a DSU holder that is a Cenovus director or employee will result in the settlement and redemption of DSUs, in cash based on the five day volume weighted average trading price prior to the date of redemption, in accordance with the terms of the related DSU Plan.
The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

Number of Deferred Share Units
For the year ended December 31, 2021	(thousands)
Outstanding, Beginning of Year	1,333
Granted to Directors	273
Granted	80
Units in Lieu of Dividends	10
Redeemed	(440)
Outstanding, End of Year	1,256
E) Total Stock-Based Compensation

For the years ended December 31,	2021	2020	2019
Stock Options With Associated Net Settlement Rights	14	11	9
Cenovus Replacement Stock Options	26	—	—
Performance Share Units	56	19	15
Restricted Share Units	48	23	34
Deferred Share Units	15	(4)	9
Stock-Based Compensation Expense (Recovery)	159	49	67
Stock-Based Compensation Costs Capitalized	8	16	20
Total Stock-Based Compensation	167	65	87